UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: December 31, 2009

Item 1: Report to Shareholders.

SEMI-ANNUAL REPORT
December 31, 2009

Munder Healthcare Fund
Class Y, A, B, C, K & R Shares

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The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

The stock market rally that began in March of 2009 continued through the last half of the calendar year. As a result, most broad stock market indices posted double-digit returns for the six months ended December 31, 2009 and for the year as a whole. This was a welcome relief from the grim double-digit declines that characterized 2008.

For the six months ended December 31, 2009, the broad stock market, measured by the S&P 500® Index, had a return of 22.59%, the result of a 15.61% return in the third quarter and a 6.04% return in the fourth quarter of 2009. Mid-capitalization stocks, measured by the S&P MidCap 400® Index, were the sweet spot of the market and posted a return of 26.65%, besting both the larger-cap S&P 500® Index and the small-cap S&P SmallCap 600® Index. While growth and value stocks had relatively similar returns in the large-cap segment of the market, value stocks had stronger performance in both the small-cap and mid-cap segments.

In the international equity markets, measured by the MSCI EAFE Index (net dividends), a similar rally was evident during 2009. The Index, which reflects the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 22.07% return for the six-month period.

The fixed income markets also had positive returns for the six months ended December 31, 2009, with the Barclays Capital U.S. Aggregate Bond Index, a commonly followed benchmark representing the broad fixed income market, posting a 3.96% return. All segments of the index posted positive returns for the six-month period. With investors’ growing willingness to assume some risk, the U.S. Treasury segment had the weakest performance, while the corporate and asset-backed segments generated the strongest returns. The 6.10% return for the Barclays Capital Municipal Bond Index, a broad measure of the performance of the municipal bond market, evidenced a similar phenomenon. Higher quality municipal bonds underperformed their lower quality counterparts.

In both our equity and fixed income investing, we continue to focus on high quality securities with strong, long-term fundamentals. While this approach may not be in favor every quarter or even every year, we believe that it is the means to competitive returns over the longer term.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munderfunds.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very truly yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
4	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Statements of Changes in Net Assets — Capital Stock Activity
10	Financial Highlights
17	Notes to Financial Statements

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munderfunds.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munderfunds.com.

The Fund concentrates its investments in health care-related securities, particularly within the pharmaceuticals industry, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Investors should also note that the Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2009. The following pie chart illustrates the Fund’s investment allocation. A complete list of holdings as of December 31, 2009 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munderfunds.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 INVESTMENT ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2009. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Manager: Michael Gura

Although the health care sector of the stock market had strong performance for the six-month period ended December 31, 2009, it lagged the broader stock market. Reflecting this environment, the Fund earned a return of 16.74%, compared to a 22.59% return for the S&P 500® Index, a 19.51% return for the S&P North American Health Care Sector Indextm and an 18.70% median return for the Lipper universe of health/biotechnology funds.

Weightings across health care segments had a slightly negative impact on the Fund’s relative performance. The positive impact of an overweight in health care services companies was offset by the negative effect of underweights in managed health care and health care distributor stocks. In addition, the boost to relative performance from the Fund’s holdings of health care services and health care distributor stocks was not sufficient to offset the negative impact on performance from its biotechnology, health care equipment and pharmaceuticals holdings.

An overweight in Gilead Sciences (3.8% of the Fund) was the primary reason for the underperformance of the Fund’s biotechnology investments. An underweight in Intuitive Surgical (0.5% of the Fund) and overweight in Baxter International (3.4% of the Fund) were the key detractors from the relative performance of the Fund’s health care equipment holdings. Among the Fund’s pharmaceutical holdings, an underweight in Merck & Co. (6.1% of the Fund) more than offset the positive impact of an overweight in Warner Chilcott (1.0% of the Fund).

The relative strength of the Fund’s health care services investments was due to overweighted positions in a number of stocks, including Amedisys (1.2% of the Fund), Medco Health Solutions (3.5% of the Fund) and Catalyst Health Solutions (0.5% of the Fund). Among the holdings of health care distributors, an overweight in AmerisourceBergen (1.7% of the Fund) helped to boost relative returns.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The S&P North American Health Care Sector Indextm is a modified capitalization-weighted index designed to measure the performance of selected U.S.-traded securities in the health care sector. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of health/biotechnology funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/09	12/31/09	7/1/09-12/31/09	Ratio

Actual
Class Y	$1,000.00	$1,167.37	$11.75	2.15%
Class A	$1,000.00	$1,166.18	$13.16	2.41%
Class B	$1,000.00	$1,162.22	$17.22	3.16%
Class C	$1,000.00	$1,161.77	$17.22	3.16%
Class K	$1,000.00	$1,165.94	$13.21	2.42%
Class R	$1,000.00	$1,164.37	$14.51	2.66%

Hypothetical
Class Y	$1,000.00	$1,014.37	$10.92	2.15%
Class A	$1,000.00	$1,013.06	$12.23	2.41%
Class B	$1,000.00	$1,009.28	$16.00	3.16%
Class C	$1,000.00	$1,009.28	$16.00	3.16%
Class K	$1,000.00	$1,013.01	$12.28	2.42%
Class R	$1,000.00	$1,011.80	$13.49	2.66%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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Munder Healthcare Fund

Portfolio of Investments, December 31, 2009 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 98.8%
Health Care — 98.8%
Biotechnology — 13.2%
2,360	Alexion Pharmaceuticals Inc †	$115,215
50,225	Amgen Inc †	2,841,228
12,890	Biogen Idec Inc †	689,615
22,440	Celgene Corp †	1,249,459
6,250	Genzyme Corp †	306,313
49,555	Gilead Sciences Inc †	2,144,740
3,655	Vertex Pharmaceuticals Inc †	156,617

		7,503,187

Health Care Distributors — 4.5%
35,975	AmerisourceBergen Corp	937,868
7,065	Cardinal Health Inc	227,776
21,090	McKesson Corp	1,318,125
4,400	PSS World Medical Inc †	99,308

		2,583,077

Health Care Equipment — 18.1%
21,270	American Medical Systems Holdings Inc †	410,298
33,175	Baxter International Inc	1,946,709
8,950	Becton Dickinson and Co	705,797
48,935	Boston Scientific Corp †	440,415
3,635	CR Bard Inc	283,167
3,290	Edwards Lifesciences Corp †	285,736
3,575	Hospira Inc †	182,325
890	Intuitive Surgical Inc †	269,955
17,900	Kinetic Concepts Inc †	673,935
54,900	Medtronic Inc	2,414,502
2,200	ResMed Inc †	114,994
19,580	St Jude Medical Inc †	720,152
19,375	Stryker Corp	975,919
14,090	Zimmer Holdings Inc †	832,860

		10,256,764

Health Care Facilities — 1.8%
18,920	Community Health Systems Inc †	673,552
2,880	Healthsouth Corp †	54,057
10,180	Universal Health Services Inc, Class B	310,490

		1,038,099

See Notes to Financial Statements.

Munder Healthcare Fund

Portfolio of Investments, December 31, 2009 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Services — 12.3%
14,375	Amedisys Inc †	$698,050
8,065	Catalyst Health Solutions Inc †	294,130
4,845	DaVita Inc †	284,595
13,485	Emergency Medical Services Corp, Class A †	730,213
13,295	Express Scripts Inc †	1,149,353
1,545	Laboratory Corp of America Holdings †	115,628
31,485	Medco Health Solutions Inc †	2,012,206
13,860	Mednax Inc †	833,125
14,060	Quest Diagnostics Inc/DE	848,943

		6,966,243

Health Care Technology — 0.4%
2,115	Cerner Corp †	174,361
1,095	SXC Health Solutions Corp †	59,075

		233,436

Life Sciences Tools & Services — 2.4%
4,685	Bruker Corp, †	56,501
1,980	Illumina Inc †	60,687
3,360	Life Technologies Corp †	175,493
21,880	Thermo Fisher Scientific Inc †	1,043,457

		1,336,138

Managed Health Care — 8.2%
24,545	Aetna Inc	778,077
7,940	CIGNA Corp	280,044
2,610	Humana Inc †	114,553
62,492	UnitedHealth Group Inc	1,904,756
26,725	WellPoint Inc †	1,557,800

		4,635,230

Pharmaceuticals — 37.9%
72,625	Abbott Laboratories	3,921,024
14,750	Allergan Inc/United States	929,397
2,445	AstraZeneca PLC, ADR	114,768
95,380	Bristol-Myers Squibb Co	2,408,345
55,605	Eli Lilly & Co	1,985,655
4,550	Forest Laboratories Inc †	146,100
47,155	Johnson & Johnson	3,037,254

See Notes to Financial Statements.

Shares		Value(a)

Health Care (Continued)
Pharmaceuticals (Continued)
94,646	Merck & Co Inc	$3,458,365
176,932	Pfizer Inc	3,218,393
15,750	Teva Pharmaceutical Industries Ltd, ADR	884,835
20,755	Warner Chilcott PLC, Class A †	590,895
19,885	Watson Pharmaceuticals Inc †	787,645

		21,482,676

TOTAL COMMON STOCKS
(Cost $48,694,067)		56,034,850

INVESTMENT COMPANY SECURITY — 0.4%
(Cost $237,927)
237,927	State Street Institutional Liquid Reserves Fund	237,927

TOTAL INVESTMENTS
(Cost $48,931,994)	99.2%	56,272,777
OTHER ASSETS AND LIABILITIES (Net)	0.8	459,757

NET ASSETS	100.0%	$56,732,534

†	Non-income producing security.

(a)	As of December 31, 2009, the values of the securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Notes to Financial Statements, Note 2).

ABBREVIATION:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

Munder Healthcare Fund

Statement of Assets and Liabilities, December 31, 2009 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$56,272,777
Dividends receivable	90,409
Receivable for investment securities sold	840,782
Receivable for Fund shares sold	2,018
Prepaid expenses and other assets	57,692

Total Assets	57,263,678

LIABILITIES:
Payable for investment securities purchased	202,212
Payable for Fund shares redeemed	98,497
Trustees’ fees and expenses payable	109,507
Transfer agency/record keeping fees payable	49,001
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	22,738
Administration fees payable	8,084
Investment advisory fees payable	1,573
Custody fees payable	1,484
Shareholder servicing fees payable — Class K Shares	14
Accrued expenses and other payables	38,034

Total Liabilities	531,144

NET ASSETS	$56,732,534

Investments, at cost	$48,931,994

See Notes to Financial Statements.

NET ASSETS consist of:
Accumulated net investment loss	$(275,147)
Accumulated net realized loss on investments sold	(131,812,744)
Net unrealized appreciation of investments	7,340,783
Par value	2,436
Paid-in capital	181,477,206

$56,732,534

NET ASSETS:
Class Y Shares	$3,559,620

Class A Shares	$35,266,978

Class B Shares	$5,582,771

Class C Shares	$12,201,061

Class K Shares	$56,488

Class R Shares	$65,616

SHARES OUTSTANDING:
Class Y Shares	143,739

Class A Shares	1,469,577

Class B Shares	256,343

Class C Shares	560,792

Class K Shares	2,358

Class R Shares	2,773

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$24.76

CLASS A SHARES:
Net asset value and redemption price per share	$24.00

Maximum sales charge	5.50%
Maximum offering price per share	$25.40

CLASS B SHARES:
Net asset value and offering price per share*	$21.78

CLASS C SHARES:
Net asset value and offering price per share*	$21.76

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$23.96

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$23.66

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

Munder Healthcare Fund

Statement of Operations, For the Period Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$513,262

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	44,219
Class B Shares	29,617
Class C Shares	59,971
Class R Shares	145
Shareholder servicing fees:
Class K Shares	83
Investment advisory fees	281,401
Transfer agency/record keeping fees	134,135
Administration fees	47,088
Trustees’ fees and expenses	37,887
Registration and filing fees	32,910
Printing and mailing fees	29,389
Legal and audit fees	23,556
Custody fees	9,739
Other	10,913

Total Expenses	741,053

NET INVESTMENT LOSS	(227,791)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	547,097
Net change in unrealized appreciation/(depreciation) of securities	8,212,891

Net realized and unrealized gain on investments	8,759,988

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,532,197

(a)	Net of foreign withholding taxes of $879.

See Notes to Financial Statements.

Munder Healthcare Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009(a)

Net investment loss	$(227,791)	$(422,080)
Net realized gain/(loss) from security transactions	547,097	(3,891,842)
Net change in net unrealized appreciation/(depreciation) of securities	8,212,891	(7,018,003)

Net increase/(decrease) in net assets resulting from operations	8,532,197	(11,331,925)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	649,619	(833,179)
Class A Shares	(4,109,873)	(4,091,765)
Class B Shares	(1,582,933)	(4,999,527)
Class C Shares	(1,112,795)	(2,714,671)
Class K Shares	(27,325)	—
Class R Shares	12,807	22,433
Short-term trading fees	—	354

Net increase/(decrease) in net assets	2,361,697	(23,948,280)
NET ASSETS:
Beginning of period	54,370,837	78,319,117

End of period	$56,732,534	$54,370,837

Accumulated net investment loss	$(275,147)	$(47,356)

(a)	For the year ended June 30, 2009, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

Munder Healthcare Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Amount
Class Y Shares:
Sold	$851,449	$279,091
Redeemed	(201,830)	(1,112,270)

Net increase/(decrease)	$649,619	$(833,179)

Class A Shares:
Sold*	$1,276,334	$4,578,354
Redeemed	(5,386,207)	(8,670,119)

Net decrease	$(4,109,873)	$(4,091,765)

Class B Shares:
Sold	$60,177	$369,762
Redeemed*	(1,643,110)	(5,369,289)

Net decrease	$(1,582,933)	$(4,999,527)

Class C Shares:
Sold	$100,103	$551,199
Redeemed	(1,212,898)	(3,265,870)

Net decrease	$(1,112,795)	$(2,714,671)

Class K Shares:
Redeemed	$(27,325)	$—

Net decrease	$(27,325)	$—

Class R Shares:
Sold	$19,299	$23,677
Redeemed	(6,492)	(1,244)

Net increase	$12,807	$22,433

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

	Period Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Shares
Class Y Shares:
Sold	36,803	13,107
Redeemed	(8,684)	(50,248)

Net increase/(decrease)	28,119	(37,141)

Class A Shares:
Sold*	58,524	227,227
Redeemed	(240,567)	(409,613)

Net decrease	(182,043)	(182,386)

Class B Shares:
Sold	2,990	18,590
Redeemed*	(82,082)	(288,989)

Net decrease	(79,092)	(270,399)

Class C Shares:
Sold	4,901	28,439
Redeemed	(59,718)	(167,649)

Net decrease	(54,817)	(139,210)

Class K Shares:
Redeemed	(1,230)	—

Net decrease	(1,230)	—

Class R Shares:
Sold	882	1,167
Redeemed	(274)	(64)

Net increase	608	1,103

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$21.21		$24.82	$27.43	$24.13	$24.26		$23.64

Income/(loss) from investment operations:
Net investment loss	(0.04)		(0.04)	(0.10)	(0.08)	(0.14)		(0.28)
Net realized and unrealized gain/(loss) on investments	3.59		(3.57)	(2.51)	3.38	(0.01)		0.90

Total from investment operations	3.55		(3.61)	(2.61)	3.30	(0.15)		0.62

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.02		—

Net asset value, end of period	$24.76		$21.21	$24.82	$27.43	$24.13		$24.26

Total return(d)	16.74%		(14.54)%	(9.52)%	13.68%	(0.58	)%(e)	2.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,560		$2,452	$3,792	$12,011	$10,779		$10,841
Ratio of operating expenses to average net assets	2.15	%(f)	2.02%	1.75%	1.78%	1.58%		1.67%
Ratio of net investment loss to average net assets	(0.33	)%(f)	(0.16)%	(0.37)%	(0.30)%	(0.56)%		(1.21)%
Portfolio turnover rate	40%		36%	17%	30%	47%		118%
Ratio of operating expenses to average net assets without expense reimbursements	2.15	%(f)	2.02%	1.75%	1.78%	1.58%		1.67%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 31, 1996 and February 14, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been (0.66)% for Class Y Shares and (0.88)% for Class A Shares.

(f)	Annualized.

See Notes to Financial Statements.

A Shares
Period Ended		Year	Year	Year	Year		Year
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$20.58		$24.14	$26.75	$23.59	$23.78		$23.22

(0.07)		(0.09)	(0.14)	(0.14)	(0.20)		(0.33)

3.49		(3.47)	(2.47)	3.30	(0.01)		0.89

3.42		(3.56)	(2.61)	3.16	(0.21)		0.56

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

—		—	—	—	0.02		—

$24.00		$20.58	$24.14	$26.75	$23.59		$23.78

16.62%		(14.75)%	(9.76)%	13.40%	(0.80	)%(e)	2.41%

$35,267		$33,986	$44,281	$64,488	$71,711		$75,570

2.41	%(f)	2.28%	1.99%	2.03%	1.83%		1.92%

(0.58	)%(f)	(0.41)%	(0.53)%	(0.55)%	(0.81)%		(1.46)%
40%		36%	17%	30%	47%		118%

2.41	%(f)	2.28%	1.99%	2.03%	1.83%		1.92%

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$18.74		$22.16	$24.74	$21.98	$22.32		$21.96

Income/(loss) from investment operations:
Net investment loss	(0.14)		(0.23)	(0.31)	(0.31)	(0.37)		(0.46)
Net realized and unrealized gain/(loss) on investments	3.18		(3.19)	(2.27)	3.07	0.01		0.82

Total from investment operations	3.04		(3.42)	(2.58)	2.76	(0.36)		0.36

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.02		—

Net asset value, end of period	$21.78		$18.74	$22.16	$24.74	$21.98		$22.32

Total return(d)	16.22%		(15.43)%	(10.43)%	12.56%	(1.52	)%(e)	1.64%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,583		$6,288	$13,425	$19,155	$43,131		$86,320
Ratio of operating expenses to average net assets	3.16	%(f)	3.03%	2.74%	2.77%	2.58%		2.67%
Ratio of net investment loss to average net assets	(1.33	)%(f)	(1.16)%	(1.28)%	(1.31)%	(1.58)%		(2.21)%
Portfolio turnover rate	40%		36%	17%	30%	47%		118%
Ratio of operating expenses to average net assets without expense reimbursements	3.16	%(f)	3.03%	2.74%	2.77%	2.58%		2.67%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on January 31, 1997 and January 13, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been (1.61)% for Class B Share and (1.61)% for Class C Shares.

(f)	Annualized.

See Notes to Financial Statements.

C Shares
Period Ended		Year	Year	Year	Year		Year
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$18.73		$22.14	$24.71	$21.96	$22.30		$21.94

(0.14)		(0.23)	(0.31)	(0.31)	(0.36)		(0.46)

3.17		(3.18)	(2.26)	3.06	0.00	(c)	0.82

3.03		(3.41)	(2.57)	2.75	(0.36)		0.36

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

—		—	—	—	0.02		—

$21.76		$18.73	$22.14	$24.71	$21.96		$22.30

16.18%		(15.40)%	(10.40)%	12.52%	(1.52	)%(e)	1.64%

$12,201		$11,528	$16,709	$24,170	$30,948		$41,443

3.16	%(f)	3.03%	2.74%	2.77%	2.58%		2.67%

(1.33	)%(f)	(1.16)%	(1.28)%	(1.30)%	(1.57)%		(2.21)%
40%		36%	17%	30%	47%		118%

3.16	%(f)	3.03%	2.74%	2.77%	2.58%		2.67%

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	K Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/09(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$20.55		$24.11	$26.71	$23.55	$23.75		$23.18

Income/(loss) from investment operations:
Net investment loss	(0.06)		(0.09)	(0.14)	(0.14)	(0.20)		(0.33)
Net realized and unrealized gain/(loss) on investments	3.47		(3.47)	(2.46)	3.30	(0.02)		0.90

Total from investment operations	3.41		(3.56)	(2.60)	3.16	(0.22)		0.57

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)

Voluntary contribution from Advisor	—		—	—	—	0.02		—

Net asset value, end of period	$23.96		$20.55	$24.11	$26.71	$23.55		$23.75

Total return(d)	16.59%		(14.77)%	(9.73)%	13.42%	(0.84	)%(e)	2.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$56		$74	$86	$96	$85		$141
Ratio of operating expenses to average net assets	2.42	%(f)	2.28%	1.98%	2.03%	1.84%		1.92%
Ratio of net investment loss to average net assets	(0.56	)%(f)	(0.41)%	(0.53)%	(0.54)%	(0.82)%		(1.46)%
Portfolio turnover rate	40%		36%	17%	30%	47%		118%
Ratio of operating expenses to average net assets without expense reimbursements	2.42	%(f)	2.28%	1.98%	2.03%	1.84%		1.92%

(a)	Class K Shares and Class R Shares of the Fund commenced operations on April 1, 1997 and July 29, 2004, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been (0.93)% for Class K Shares and (1.14)% for Class R Shares.

(f)	Annualized.

See Notes to Financial Statements.

R Shares
Period Ended		Year	Year	Year	Year		Period
12/31/09(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

$20.32		$23.90	$26.55	$23.48	$23.73		$20.62

(0.10)		(0.14)	(0.20)	(0.20)	(0.26)		(0.35)

3.44		(3.44)	(2.45)	3.27	(0.01)		3.46

3.34		(3.58)	(2.65)	3.07	(0.27)		3.11

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)	(0.00	)(c)

—		—	—	—	0.02		—

$23.66		$20.32	$23.90	$26.55	$23.48		$23.73

16.44%		(14.98)%	(9.98)%	13.07%	(1.05	)%(e)	15.08%

$66		$44	$25	$15	$6		$6

2.66	%(f)	2.53%	2.24%	2.30%	2.09%		2.17	%(f)

(0.86	)%(f)	(0.69)%	(0.79)%	(0.79)%	(1.07)%		(1.70	)%(f)
40%		36%	17%	30%	47%		118%

2.66	%(f)	2.53%	2.24%	2.30%	2.09%		2.17	%(f)

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2009 (Unaudited)

1.	Organization

As of December 31, 2009, the Munder Funds consisted of 16 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the Munder Healthcare Fund (the “Fund”), the only series of MST II. Financial statements for the other Munder Funds are presented in separate reports.

MST II is a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2009, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$56,272,777
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$56,272,777

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and sub-industry.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities, if any, are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2009.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2006.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.00% of the first $100 million of its average daily net assets; 0.90% of the next $100 million; 0.85% of the next $50 million; and 0.75% of average daily net assets in excess of $250 million. During the period ended December 31, 2009, the Fund paid an annual effective rate of 1.00% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2009, the Advisor earned $47,088 before payment of sub-administration fees and $29,266 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2009, the Fund paid an annual effective rate of 0.1673% for administrative services.

Each Trustee of MST and MST II is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2009, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $21,927,029 and $26,245,437, respectively, for the period ended December 31, 2009.

At December 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $8,942,215, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,601,432 and net appreciation for financial reporting purposes was

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

$7,340,783. At December 31, 2009, aggregate cost for financial reporting purposes was $48,931,994.

6.	Investment Concentration

The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign companies providing health care, medical services and medical products worldwide. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, adverse economic, business or political developments affecting the health care sector could have a major effect on the value of the Fund’s investments. As of December 31, 2009, more than 25% of the Fund’s net assets were invested in issuers in the pharmaceuticals industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

7.	Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the period ended December 31, 2009, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2009, total commitment fees for the Fund were $433.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2009, permanent differences resulting from net operating losses were reclassified at year end. The following reclassification had no effect on net income, net assets or net asset value per share:

Undistributed Net
Investment Income	Paid-In Capital

$414,747	$(414,747)

At June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Post October	Capital Loss	Unrealized
Loss	Carryover	Depreciation	Total

$(3,694,958)	$(127,906,648)	$(1,630,342)	$(133,231,948)

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

As determined at June 30, 2009, the Fund had available for Federal income tax purposes, $127,906,648 of unused capital losses of which $693,235, $83,018,757, $43,677,203 and $517,453 expire in 2010, 2011, 2012 and 2017, respectively. In addition, the losses expiring in 2010, may be further limited as they were acquired in the reorganization with the Munder Bio(Tech)2 Fund that occurred on May 9, 2003.

The Fund has elected to defer net capital losses arising between November 1, 2008 and June 30, 2009 of $3,694,958.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2009 (Unaudited) (continued)

10.	Subsequent Events

Management has reviewed subsequent events through February 18, 2010, the date for which these financial statements were issued, and determined that no events have occurred that require disclosure.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

[This Page Intentionally Left Blank]

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer,
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNHC1209

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committees of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, James V. Fitzgerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Fitzgerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.
(a)(3) Not applicable.
(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST II

By:	/s/ James V. Fitzgerald
James V. Fitzgerald
President and Principal Executive Officer

Date:	March 5, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. Fitzgerald
James V. Fitzgerald
President and Principal Executive Officer

Date:	March 5, 2010

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	March 5, 2010